UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2015

Date of reporting period:	12/31/2014

Item 1.	Schedule of Investments

Prudential Global Real Estate Fund

Schedule of Investments

as of December 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Australia — 6.1%
Charter Hall Office, REIT (Escrow Shares)*	590,800	$—
Dexus Property Group, REIT	5,623,581	31,834,251
Federation Centres Ltd., REIT	7,176,525	16,708,849
Goodman Group, REIT	6,591,710	30,446,356
Investa Office Fund, REIT	3,687,155	10,885,311
Lend Lease Group	1,984,399	26,429,963
Mirvac Group, REIT	14,272,806	20,646,343
Novion Property Group Pty Ltd., REIT	7,583,175	13,034,123
Scentre Group, REIT*	8,029,736	22,749,636
Stockland, REIT	3,861,975	12,906,271
Westfield Corp., REIT	6,444,389	47,239,725

		232,880,828

Austria — 0.4%
CA Immobilien Anlagen AG*	775,858	14,510,269

Canada — 1.5%
Boardwalk Real Estate Investment Trust, REIT	315,043	16,687,679
Brookfield Canada Office Properties, REIT	528,006	12,252,575
Canadian Apartment Properties, REIT	264,705	5,725,630
Chartwell Retirement Residences, REIT	1,084,818	11,120,832
RioCan Real Estate Investment Trust, REIT	561,037	12,763,133

		58,549,849

France — 3.0%
Fonciere des Regions, REIT	241,935	22,360,976
Klepierre, REIT	459,817	19,743,760
Unibail-Rodamco SE REIT	272,709	69,959,755

		112,064,491

Germany — 2.2%
Alstria Office REIT AG, REIT*	1,094,226	13,586,626
Deutsche Annington Immobilien SE	495,134	16,810,666
GAGFAH SA*	944,525	21,093,536
LEG Immobilien AG*	205,711	15,324,226
TLG Immobilien AG*	643,966	9,717,036
Westgrund AG*	1,612,158	7,998,267

		84,530,357

Hong Kong — 8.5%
Cheung Kong Holdings Ltd.	1,998,776	33,473,151
Hang Lung Properties Ltd.	4,249,469	11,854,774
Henderson Land Development Co. Ltd.	4,435,300	30,826,531
Hongkong Land Holdings Ltd.	5,878,000	39,735,280
Hysan Development Co. Ltd.	2,076,000	9,213,301
Kerry Properties Ltd.	2,707,500	9,767,272
Link REIT (The), REIT	2,915,000	18,250,115
Sino Land Co. Ltd.	11,369,800	18,251,996
Sun Hung Kai Properties Ltd.	8,621,935	130,626,197
Wharf Holdings Ltd. (The)	3,218,000	23,102,314

		325,100,931

Ireland — 0.8%
Green REIT PLC, REIT*	9,369,414	14,511,985
Hibernia REIT PLC, REIT*	13,419,138	17,618,089

		32,130,074

Japan — 14.1%
Activia Properties, Inc., REIT	2,595	22,564,487

AEON REIT Investment Corp., REIT	10,170	14,425,852
Daito Trust Construction Co. Ltd.	241,400	27,383,900
Daiwa House Industry Co. Ltd.	1,975,400	37,317,766
Daiwa House REIT Investment Corp., REIT	1,330	6,648,830
GLP J-REIT, REIT	13,491	15,027,530
Japan Excellent, Inc., REIT	7,323	9,763,031
Japan Retail Fund Investment Corp., REIT	8,974	18,964,609
Mitsubishi Estate Co. Ltd.	4,995,780	105,265,462
Mitsui Fudosan Co. Ltd.	4,556,339	122,180,775
Nippon Building Fund, Inc., REIT	5,065	25,426,856
Nippon Prologis REIT, Inc., REIT	10,191	22,127,261
Nomura Real Estate Master Fund, Inc., REIT	10,585	13,707,526
NTT Urban Development Corp.	1,346,200	13,557,038
Sumitomo Realty & Development Co. Ltd.	1,663,952	56,689,442
Tokyu Fudosan Holdings Corp.	2,314,200	16,056,636
United Urban Investment Corp., REIT	4,697	7,393,658

		534,500,659

Mexico — 0.3%
Prologis Property Mexico SA de CV, REIT*	5,600,457	10,359,161

Netherlands — 1.0%
Corio NV, REIT	193,636	9,482,743
Eurocommercial Properties NV, REIT	312,483	13,276,887
Wereldhave NV, REIT	211,075	14,558,482

		37,318,112

Singapore — 4.0%
Ascendas Real Estate Investment Trust, REIT	9,324,000	16,724,954
Cache Logistics Trust, REIT	5,241,000	4,583,300
CapitaLand Ltd.	7,347,000	18,267,222
Keppel DC, REIT*	8,714,000	6,413,883
Keppel REIT, REIT	37,039,800	34,018,483
Mapletree Commercial Trust, REIT	21,413,000	22,787,140
Mapletree Industrial Trust, REIT	14,629,800	16,368,920
Suntec Real Estate Investment Trust, REIT	22,672,000	33,539,036

		152,702,938

Sweden — 1.0%
Atrium Ljungberg AB (Class B Stock)	911,985	13,418,512
Fabege AB	1,022,424	13,126,475
Hufvudstaden AB (Class A Stock)	992,986	12,885,895

		39,430,882

Switzerland — 0.5%
PSP Swiss Property AG*	197,278	16,978,352

United Kingdom — 6.3%
Big Yellow Group PLC, REIT	1,560,834	14,707,343
British Land Co. PLC (The), REIT	3,971,994	47,897,004
Capital & Counties Properties PLC	1,183,184	6,685,624
Derwent London PLC, REIT	311,370	14,535,944
Great Portland Estates PLC, REIT	2,211,267	25,225,183
Hammerson PLC, REIT	3,747,849	35,098,349
Land Securities Group PLC, REIT	2,980,204	53,571,183
Segro PLC, REIT	3,302,034	18,916,321
Shaftesbury PLC, REIT	1,162,342	14,065,572
Tritax Big Box REIT PLC, REIT	4,798,620	8,077,478

		238,780,001

United States — 48.6%
Alexandria Real Estate Equities, Inc., REIT	367,078	32,574,502
American Campus Communities, Inc., REIT	768,507	31,785,449

Apartment Investment & Management Co., REIT (Class A Stock)	576,303	21,409,656
AvalonBay Communities, Inc., REIT	328,055	53,600,906
Boston Properties, Inc., REIT	536,732	69,072,041
Brookdale Senior Living, Inc.*	561,213	20,579,681
Camden Property Trust, REIT	887,545	65,536,323
Cedar Realty Trust, Inc., REIT	2,244,754	16,476,494
Chatham Lodging Trust, REIT	196,403	5,689,795
Chesapeake Lodging Trust, REIT	1,021,899	38,024,862
Columbia Property Trust, Inc., REIT	1,553,526	39,381,884
DDR Corp., REIT	1,484,663	27,258,413
Duke Realty Corp., REIT	2,505,123	50,603,485
Empire State Realty Trust, Inc., REIT (Class A Stock)	2,299,191	40,419,778
Equity One, Inc., REIT	796,199	20,191,607
Excel Trust, Inc., REIT	793,999	10,631,647
First Industrial Realty Trust, Inc., REIT	1,867,445	38,394,669
First Potomac Realty Trust, REIT	2,569,733	31,761,900
General Growth Properties, Inc., REIT	2,331,843	65,594,744
HCP, Inc. REIT	324,507	14,288,043
Health Care REIT, Inc., REIT(a)	1,086,914	82,246,782
Healthcare Trust of America, Inc., REIT (Class A Stock)	1,001,649	26,984,424
Hersha Hospitality Trust, REIT	3,859,697	27,133,670
Hilton Worldwide Holdings, Inc.*	1,196,674	31,221,225
Host Hotels & Resorts, Inc., REIT	625,361	14,864,831
Hudson Pacific Properties, Inc., REIT	828,435	24,902,756
Kilroy Realty Corp., REIT	562,036	38,819,826
Lexington Realty Trust, REIT	2,598,749	28,534,264
Macerich Co. (The), REIT	455,795	38,017,861
Mack-Cali Realty Corp., REIT	352,530	6,719,222
Physicians Realty Trust, REIT	2,015,592	33,458,827
Piedmont Office Realty Trust, Inc. REIT (Class A Stock)	1,307,592	24,635,033
Post Properties, Inc., REIT	919,301	54,027,320
ProLogis, Inc., REIT	1,009,268	43,428,802
Public Storage, REIT	381,515	70,523,048
Regency Centers Corp., REIT	650,463	41,486,530
RLJ Lodging Trust, REIT	820,298	27,504,592
Sabra Health Care REIT, Inc.	688,796	20,918,735
Simon Property Group, Inc., REIT	1,023,058	186,309,092
SL Green Realty Corp., REIT	190,901	22,721,037
Sovran Self Storage, Inc., REIT	266,323	23,228,692
Spirit Realty Capital, Inc., REIT	2,717,064	32,305,891
Starwood Hotels & Resorts Worldwide, Inc.	253,760	20,572,323
STORE Capital Corp., REIT	993,470	21,468,887
Strategic Hotels & Resorts, Inc., REIT*	2,703,661	35,769,435
Sunstone Hotel Investors, Inc., REIT	686,450	11,333,289
Taubman Centers, Inc. REIT	596,541	45,587,663
UDR, Inc., REIT	1,706,955	52,608,353
Ventas, Inc., REIT	493,574	35,389,256
Vornado Realty Trust, REIT	293,944	34,600,148

		1,850,597,693

TOTAL LONG-TERM INVESTMENTS (cost $3,213,083,025)		3,740,434,597

SHORT-TERM INVESTMENT — 1.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $53,089,824; includes $1,540,500 of cash collateral for securities on loan)(b)(c)	53,089,824	53,089,824

TOTAL INVESTMENTS — 99.7% (cost $3,266,172,849)(d)	3,793,524,421
Other assets in excess of liabilities — 0.3%	11,884,424

NET ASSETS — 100.0%	$3,805,408,845

The following abbreviations are used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,475,565; cash collateral of $1,540,500 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,321,991,976

Appreciation	504,042,401
Depreciation	(32,509,956)

Net Unrealized Appreciation	$471,532,445

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$232,880,828	$—
Austria	—	14,510,269	—
Canada	58,549,849	—	—
France	—	112,064,491	—
Germany	17,715,303	66,815,054	—
Hong Kong	57,985,395	267,115,536	—
Ireland	32,130,074	—	—
Japan	—	534,500,659	—
Mexico	10,359,161	—	—
Netherlands	14,558,482	22,759,630	—
Singapore	6,413,883	146,289,055	—
Sweden	13,418,512	26,012,370	—
Switzerland	—	16,978,352	—
United Kingdom	8,077,478	230,702,523	—
United States	1,850,597,693	—	—
Affiliated Money Market Mutual Fund	53,089,824	—	—

Total	$2,122,895,654	$1,670,628,767	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2014 was as follows:

Retail REITs	20.6%
Diversified Real Estate Activities	16.4
Diversified REITs	13.5
Office REITs	12.6
Residential REITs	7.9
Health Care REITs	6.0
Industrial REITs	5.8
Real Estate Operating Companies	5.2
Hotel & Resort REITs	4.2
Specialized REITs	2.9
Affiliated Money Market Mutual Fund (including collateral for securities on loan)	1.4
Real Estate Development	1.4
Hotels, Resorts & Cruise Lines	1.3
Health Care Facilities	0.5

99.7
Other assets in excess of liabilities	0.3

100.0%

Prudential Long-Short Equity Fund

Schedule of Investments

as of December 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.4%
COMMON STOCKS
Aerospace & Defense — 1.8%
Alliant Techsystems, Inc.	240	$27,900
Ducommun, Inc.*	300	7,584
Engility Holdings, Inc.*	800	34,240
General Dynamics Corp.	700	96,334
Huntington Ingalls Industries, Inc.	1,200	134,952
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	2,300	98,992

		400,002

Air Freight & Logistics — 1.2%
FedEx Corp.(a)	1,520	263,963

Airlines — 2.3%
Republic Airways Holdings, Inc.*	9,500	138,605
Southwest Airlines Co.	5,200	220,064
United Continental Holdings, Inc.*	2,400	160,536

		519,205

Auto Components — 2.2%
Johnson Controls, Inc.	4,200	203,028
Lear Corp.	2,200	215,776
Tenneco, Inc.*	1,500	84,915

		503,719

Automobiles — 0.4%
Thor Industries, Inc.	1,700	94,979

Banks — 2.0%
CIT Group, Inc.	3,600	172,188
Fulton Financial Corp.	3,700	45,732
KeyCorp	2,900	40,310
Regions Financial Corp.	10,800	114,048
WesBanco, Inc.	2,200	76,560

		448,838

Beverages — 2.6%
Coca-Cola Enterprises, Inc.	2,300	101,706
Monster Beverage Corp.*	1,500	162,525
PepsiCo, Inc.(a)	3,300	312,048

		576,279

Biotechnology — 5.1%
Alexion Pharmaceuticals, Inc.*	860	159,126
Amgen, Inc.	600	95,574
Biogen Idec, Inc.*(a)	800	271,560
Celgene Corp.*(a)	2,500	279,650
Gilead Sciences, Inc.*	2,200	207,372
United Therapeutics Corp.*	1,100	142,439

		1,155,721

Building Products — 1.4%
A.O. Smith Corp.	1,200	67,692
American Woodmark Corp.*	2,700	109,188
Patrick Industries, Inc.*	2,600	114,348
Universal Forest Products, Inc.	400	21,280

		312,508

Capital Markets — 1.4%
Ameriprise Financial, Inc.	190	25,128
BGC Partners, Inc. (Class A Stock)	5,200	47,580

Goldman Sachs Group, Inc. (The)	140	27,136
Lazard Ltd. (Class A Stock)	1,600	80,048
Piper Jaffray Cos.*	1,200	69,708
Waddell & Reed Financial, Inc. (Class A Stock)	1,100	54,802

		304,402

Chemicals — 3.1%
Celanese Corp. (Class A Stock)	3,600	215,856
LyondellBasell Industries NV (Class A Stock)(a)	3,100	246,109
Schulman, (A.), Inc.	1,500	60,795
Stepan Co.	300	12,024
Tredegar Corp.	1,100	24,739
Westlake Chemical Corp.	2,300	140,507

		700,030

Commercial Services & Supplies — 0.8%
Performant Financial Corp.*	9,700	64,505
Steelcase, Inc. (Class A Stock)	2,300	41,285
West Corp.	2,500	82,500

		188,290

Communications Equipment — 4.5%
ARRIS Group, Inc.*	2,200	66,418
Cisco Systems, Inc.	8,300	230,865
CommScope Holding Co., Inc.*	3,700	84,471
F5 Networks, Inc.*	360	46,967
Harris Corp.	2,800	201,096
Plantronics, Inc.	2,200	116,644
QUALCOMM, Inc.(a)	3,500	260,155

		1,006,616

Construction & Engineering — 0.4%
Chicago Bridge & Iron Co. NV	600	25,188
MYR Group, Inc.*	2,500	68,500

		93,688

Construction Materials — 0.2%
United States Lime & Minerals, Inc.	600	43,716

Consumer Finance — 0.5%
Nelnet, Inc. (Class A Stock)	2,400	111,192

Diversified Telecommunication Services — 0.8%
Atlantic Tele-Network, Inc.	300	20,277
Inteliquent, Inc.	6,800	133,484
Intelsat SA*	900	15,624

		169,385

Electric Utilities — 1.1%
PPL Corp.(a)	6,800	247,044

Electrical Equipment — 1.0%
Acuity Brands, Inc.	740	103,652
AMETEK, Inc.	1,700	89,471
Powell Industries, Inc.	600	29,442

		222,565

Electronic Equipment, Instruments & Components — 1.5%
Avnet, Inc.	600	25,812
Benchmark Electronics, Inc.*	900	22,896
CTS Corp.	2,500	44,575
Ingram Micro, Inc. (Class A Stock)*	3,600	99,504
Jabil Circuit, Inc.	1,600	34,928
Methode Electronics, Inc.	1,400	51,114

PC Connection, Inc.	2,400	58,920

		337,749

Energy Equipment & Services — 0.8%
Era Group, Inc.*	3,400	71,910
Gulf Island Fabrication, Inc.	1,500	29,085
Helmerich & Payne, Inc.	1,000	67,420
Noble Corp. PLC	1,100	18,227

		186,642

Food & Staples Retailing — 0.6%
Kroger Co. (The)	1,400	89,894
Wal-Mart Stores, Inc.	500	42,940

		132,834

Food Products — 1.8%
Bunge Ltd.	1,500	136,365
Cal-Maine Foods, Inc.	2,600	101,478
Omega Protein Corp.*	3,700	39,109
Pilgrim’s Pride Corp.*	900	29,511
Tyson Foods, Inc. (Class A Stock)	2,600	104,234

		410,697

Gas Utilities — 0.9%
AGL Resources, Inc.	2,000	109,020
UGI Corp.	2,700	102,546

		211,566

Health Care Equipment & Supplies — 2.5%
Atrion Corp.	200	68,002
Boston Scientific Corp.*	8,500	112,625
C.R. Bard, Inc.	1,380	229,936
Exactech, Inc.*	1,400	32,998
Globus Medical, Inc. (Class A Stock)*	900	21,393
Greatbatch, Inc.*	2,100	103,530

		568,484

Health Care Providers & Services — 3.1%
Aetna, Inc.(a)	3,000	266,490
Almost Family, Inc.*	1,400	40,530
Anthem, Inc.	260	32,674
Cigna Corp.	1,300	133,783
Humana, Inc.	400	57,452
Laboratory Corp. of America Holdings*	500	53,950
UnitedHealth Group, Inc.	900	90,981
Universal Health Services, Inc. (Class B Stock)	300	33,378

		709,238

Health Care Technology — 0.3%
Cerner Corp.*	400	25,864
Omnicell, Inc.*	1,500	49,680

		75,544

Hotels, Restaurants & Leisure — 2.5%
Chipotle Mexican Grill, Inc.*	180	123,212
DineEquity, Inc.	900	93,276
Interval Leisure Group, Inc.	900	18,801
Jack in the Box, Inc.	1,000	79,960
Las Vegas Sands Corp.	4,100	238,456

		553,705

Household Durables — 0.6%
Cavco Industries, Inc.*	1,200	95,124
Helen of Troy Ltd.*	700	45,542

		140,666

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	4,800	66,096
Ormat Technologies, Inc.	300	8,154

		74,250

Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.	1,300	117,312
General Electric Co.(a)	10,200	257,754

		375,066

Insurance — 1.0%
American Financial Group, Inc.	700	42,504
Fidelity & Guaranty Life	3,900	94,653
Hallmark Financial Services, Inc.*	2,700	32,643
National Western Life Insurance Co. (Class A Stock)	170	45,772

		215,572

Internet Software & Services — 3.9%
Google, Inc. (Class A Stock)*	320	169,811
Google, Inc. (Class C Stock)*(a)	610	321,104
LogMeIn, Inc.*	2,300	113,482
NIC, Inc.	5,800	104,342
Reis, Inc.	1,000	26,170
TechTarget, Inc.*	3,200	36,384
Travelzoo, Inc.*	3,800	47,956
XO Group, Inc.*	3,600	65,556

		884,805

IT Services — 1.1%
Datalink Corp.*	4,300	55,470
DST Systems, Inc.	1,100	103,565
ExlService Holdings, Inc.*	3,000	86,130

		245,165

Leisure Products — 1.0%
Polaris Industries, Inc.	1,530	231,397

Life Sciences Tools & Services — 0.5%
Charles River Laboratories International, Inc.*	1,900	120,916

Machinery — 2.7%
Blount International, Inc.*	8,100	142,317
Dover Corp.	400	28,688
Gorman-Rupp Co. (The)	800	25,696
Illinois Tool Works, Inc.	600	56,820
Lincoln Electric Holdings, Inc.	900	62,181
Parker Hannifin Corp.	280	36,106
Timken Co. (The)	3,500	149,380
Toro Co. (The)	1,600	102,096

		603,284

Media — 1.9%
Cinemark Holdings, Inc.	1,100	39,138
Comcast Corp. (Class A Stock)	3,600	208,836
Time Warner, Inc.	2,000	170,840

		418,814

Metals & Mining — 0.5%
Globe Specialty Metals, Inc.	5,000	86,150

Olympic Steel, Inc.	1,200	21,336

		107,486

Multiline Retail — 0.4%
Dillard’s, Inc. (Class A Stock)	480	60,086
Macy’s, Inc.	600	39,450

		99,536

Multi-Utilities — 0.5%
Public Service Enterprise Group, Inc.	2,900	120,089

Oil, Gas & Consumable Fuels — 6.3%
Adams Resources & Energy, Inc.	500	24,975
Anadarko Petroleum Corp.	470	38,775
Continental Resources, Inc.*	4,000	153,440
EQT Corp.	1,100	83,270
Exxon Mobil Corp.(a)	3,800	351,310
ONEOK, Inc.	4,800	238,992
Phillips 66(a)	3,600	258,120
SM Energy Co.	2,800	108,024
Targa Resources Corp.	500	53,025
Valero Energy Corp.	2,000	99,000

		1,408,931

Paper & Forest Products — 0.1%
Neenah Paper, Inc.	300	18,081

Pharmaceuticals — 4.2%
AbbVie, Inc.	2,600	170,144
Bristol-Myers Squibb Co.	2,800	165,284
Johnson & Johnson	500	52,285
Merck & Co., Inc.(a)	5,600	318,024
Pfizer, Inc.	7,500	233,625

		939,362

Professional Services — 0.6%
Resources Connection, Inc.	6,700	110,215
TrueBlue, Inc.*	600	13,350

		123,565

Real Estate Investment Trusts (REITs) — 3.2%
AG Mortgage Investment Trust, Inc.	4,200	77,994
Annaly Capital Management, Inc.	6,700	72,427
Apollo Residential Mortgage, Inc.	6,000	94,620
Chambers Street Properties	12,700	102,362
Chatham Lodging Trust	2,600	75,322
Franklin Street Properties Corp.	5,200	63,804
Hospitality Properties Trust	3,600	111,600
Invesco Mortgage Capital, Inc.	5,100	78,846
Prologis, Inc.	1,100	47,333

		724,308

Real Estate Management & Development — 1.8%
CBRE Group, Inc. (Class A Stock)*	6,700	229,475
Jones Lang LaSalle, Inc.	1,130	169,421

		398,896

Road & Rail — 1.5%
CSX Corp.	800	28,984
Old Dominion Freight Line, Inc.*	1,600	124,224
Union Pacific Corp.	1,600	190,608

		343,816

Semiconductors & Semiconductor Equipment — 6.0%
Diodes, Inc.*	1,200	33,084
Inphi Corp.*	700	12,936
Integrated Device Technology, Inc.*	7,600	148,960
Integrated Silicon Solution, Inc.	5,400	89,478
Intel Corp.(a)	9,000	326,610
Kulicke & Soffa Industries, Inc. (Singapore)*	5,500	79,530
MaxLinear, Inc. (Class A Stock)*	6,100	45,201
Pericom Semiconductor Corp.*	3,400	46,036
RF Micro Devices, Inc.*	900	14,931
Skyworks Solutions, Inc.(a)	3,800	276,298
Texas Instruments, Inc.(a)	5,000	267,325

		1,340,389

Software — 4.1%
AVG Technologies NV*	5,000	98,700
Manhattan Associates, Inc.*	3,000	122,160
NetScout Systems, Inc.*	1,000	36,540
Oracle Corp.	4,600	206,862
Progress Software Corp.*	1,500	40,530
PTC, Inc.*	2,900	106,285
Solera Holdings, Inc.	1,500	76,770
Symantec Corp.	5,000	128,275
Synopsys, Inc.*	1,200	52,164
VASCO Data Security International, Inc.*	1,900	53,599

		921,885

Specialty Retail — 4.6%
Best Buy Co., Inc.	2,700	105,246
Dick’s Sporting Goods, Inc.	600	29,790
DSW, Inc. (Class A Stock)	4,600	171,580
Gap, Inc. (The)	2,600	109,486
Haverty Furniture Cos., Inc.	4,000	88,040
Michaels Cos., Inc. (The)*	2,200	54,406
Ross Stores, Inc.	2,600	245,076
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	1,740	222,442

		1,026,066

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.(a)	2,405	265,464
Hewlett-Packard Co.(a)	7,600	304,988
Lexmark International, Inc. (Class A Stock)	2,300	94,921

		665,373

Textiles, Apparel & Luxury Goods — 1.5%
Michael Kors Holdings Ltd.*	3,200	240,320
Steven Madden Ltd.*	3,200	101,856

		342,176

Tobacco — 0.4%
Philip Morris International, Inc.	1,200	97,740

Trading Companies & Distributors — 0.2%
United Rentals, Inc.*	500	51,005

TOTAL LONG-TERM INVESTMENTS (cost $21,144,612)		22,587,240

SHORT-TERM INVESTMENTS — 7.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 6.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,536,736)(b)	1,536,736	1,536,736

	Interest Rate	Maturity Date	Principal Amount (000)
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bills (cost $99,996)	0.020%	03/19/15	$100	99,996

TOTAL SHORT-TERM INVESTMENTS (cost $1,636,732)				1,636,732

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 107.6% (cost $22,781,344) (d)				24,223,972

			Shares
SECURITIES SOLD SHORT (c) — (50.4)%
COMMON STOCKS
Aerospace & Defense — (0.5)%
American Science & Engineering, Inc.			100	(5,190)
DigitalGlobe, Inc.*			2,100	(65,037)
LMI Aerospace, Inc.*			3,100	(43,710)

				(113,937)

Air Freight & Logistics — (1.0)%
UTi Worldwide, Inc.*			4,400	(53,108)
XPO Logistics, Inc.*			4,000	(163,520)

				(216,628)

Auto Components — (0.1)%
Motorcar Parts of America, Inc.*			700	(21,763)

Automobiles
Tesla Motors, Inc.*			30	(6,672)

Banks — (0.9)%
Home BancShares, Inc.			700	(22,512)
PacWest Bancorp			2,200	(100,012)
UMB Financial Corp.			800	(45,512)
United Bankshares, Inc.			800	(29,960)

				(197,996)

Biotechnology — (1.8)%
Cepheid, Inc.*			1,900	(102,866)
Emergent Biosolutions, Inc.*			1,100	(29,953)
Esperion Therapeutics, Inc.*			600	(24,264)
Halozyme Therapeutics, Inc.*			7,300	(70,445)
KYTHERA Biopharmaceuticals, Inc.*			900	(31,212)
Seattle Genetics, Inc.*			2,000	(64,260)
Vertex Pharmaceuticals, Inc.*			620	(73,656)

				(396,656)

Building Products — (0.6)%
Armstrong World Industries, Inc.*			1,100	(56,232)
Griffon Corp.			700	(9,310)
Ply Gem Holdings, Inc.*			4,800	(67,104)

				(132,646)

Capital Markets — (0.5)%
FXCM, Inc. (Class A Stock)			7,400	(122,618)

Chemicals — (1.7)%
American Vanguard Corp.			3,900	(45,318)
Balchem Corp.			500	(33,320)
H.B. Fuller Co.			1,200	(53,436)
Monsanto Co.			1,690	(201,904)
Sensient Technologies Corp.			900	(54,306)

				(388,284)

Commercial Services & Supplies — (1.5)%
Covanta Holding Corp.	5,700	(125,457)
Healthcare Services Group, Inc.	3,300	(102,069)
Heritage-Crystal Clean, Inc.*	1,800	(22,194)
InnerWorkings, Inc.*	7,600	(59,204)
US Ecology, Inc.	900	(36,108)

		(345,032)

Communications Equipment — (1.6)%
Applied Optoelectronics, Inc.*	4,300	(48,246)
Ciena Corp.*	4,700	(91,227)
InterDigital, Inc.	1,700	(89,930)
Ixia*	2,000	(22,500)
Procera Networks, Inc.*	9,100	(65,429)
ViaSat, Inc.*	800	(50,424)

		(367,756)

Construction & Engineering — (0.5)%
Granite Construction, Inc.	2,800	(106,456)

Diversified Consumer Services — (1.0)%
Houghton Mifflin Harcourt Co.*	5,600	(115,976)
Sotheby’s	2,400	(103,632)

		(219,608)

Diversified Telecommunication Services
Consolidated Communications Holdings, Inc.	400	(11,132)

Electric Utilities — (0.6)%
NextEra Energy, Inc.	1,300	(138,177)

Electrical Equipment — (0.1)%
Power Solutions International, Inc.*	400	(20,644)
PowerSecure International, Inc.*	700	(8,155)

		(28,799)

Electronic Equipment, Instruments & Components — (0.9)%
FEI Co.	1,400	(126,490)
II-VI, Inc.*	1,300	(17,745)
Maxwell Technologies, Inc.*	4,800	(43,776)
MTS Systems Corp.	100	(7,503)
Park Electrochemical Corp.	300	(7,479)

		(202,993)

Energy Equipment & Services — (0.5)%
Exterran Holdings, Inc.	400	(13,032)
Natural Gas Services Group, Inc.*	2,200	(50,688)
Rignet, Inc.*	500	(20,515)
SEACOR Holdings, Inc.*	400	(29,524)

		(113,759)

Food & Staples Retailing — (0.1)%
Chefs’ Warehouse, Inc. (The)*	500	(11,520)

Food Products — (2.8)%
B&G Foods, Inc.	1,400	(41,860)
Darling Ingredients, Inc.*	5,600	(101,696)
Dean Foods Co.	4,100	(79,458)
Hain Celestial Group, Inc. (The)*	2,800	(163,212)
Inventure Foods, Inc.*	500	(6,370)
Landec Corp.*	4,300	(59,383)
Post Holdings, Inc.*	2,000	(83,780)
TreeHouse Foods, Inc.*	1,000	(85,530)

		(621,289)

Gas Utilities — (0.5)%
Northwest Natural Gas Co.	2,200	(109,780)

Health Care Equipment & Supplies — (2.4)%
Analogic Corp.	400	(33,844)
Endologix, Inc.*	2,300	(35,167)
Heartware International, Inc.*	700	(51,401)
Insulet Corp.*	2,700	(124,362)
NxStage Medical, Inc.*	1,200	(21,516)
Quidel Corp.*	1,700	(49,164)
Spectranetics Corp. (The)*	1,800	(62,244)
STAAR Surgical Co.*	1,000	(9,110)
Wright Medical Group, Inc.*	2,300	(61,801)
Zeltiq Aesthetics, Inc.*	3,400	(94,894)

		(543,503)

Health Care Providers & Services — (1.4)%
BioScrip, Inc.*	13,100	(91,569)
Cross Country Healthcare, Inc.*	800	(9,984)
ExamWorks Group, Inc.*	3,500	(145,565)
MWI Veterinary Supply, Inc.*	440	(74,760)

		(321,878)

Health Care Technology — (0.9)%
HMS Holdings Corp.*	5,300	(112,042)
Medidata Solutions, Inc.*	2,100	(100,275)

		(212,317)

Hotels, Restaurants & Leisure — (0.1)%
Krispy Kreme Doughnuts, Inc.*	1,000	(19,740)

Household Durables — (0.1)%
M/I Homes, Inc.*	1,000	(22,960)

Independent Power & Renewable Electricity Producers — (0.1)%
Pattern Energy Group, Inc.	1,300	(32,058)

Insurance — (1.1)%
Ambac Financial Group, Inc.*	1,600	(39,200)
Federated National Holding Co.	500	(12,080)
Markel Corp.*	200	(136,568)
Primerica, Inc.	1,000	(54,260)

		(242,108)

Internet Software & Services — (2.9)%
comScore, Inc.*	3,100	(143,933)
Cornerstone OnDemand, Inc.*	2,400	(84,480)
E2open, Inc.*	5,000	(48,050)
Marketo, Inc.*	4,000	(130,880)
Twitter, Inc.*	5,500	(197,285)
Yelp, Inc.*	800	(43,784)

		(648,412)

IT Services — (1.0)%
Alliance Data Systems Corp.*	750	(214,538)
Virtusa Corp.*	500	(20,835)

		(235,373)

Leisure Products — (0.1)%
Callaway Golf Co.	3,300	(25,410)

Life Sciences Tools & Services — (0.3)%
Albany Molecular Research, Inc.*	1,300	(21,164)

Fluidigm Corp.*	1,200	(40,476)

		(61,640)

Machinery — (1.8)%
Colfax Corp.*	1,800	(92,826)
EnPro Industries, Inc.*	1,400	(87,864)
Pall Corp.	2,300	(232,783)

		(413,473)

Media — (2.3)%
AMC Networks, Inc. (Class A Stock)*	2,500	(159,425)
Charter Communications, Inc. (Class A Stock)*	1,390	(231,602)
EW Scripps Co. (Class A Stock)*	1,600	(35,760)
Media General, Inc.*	1,700	(28,441)
National CineMedia, Inc.	1,200	(17,244)
Rentrak Corp.*	500	(36,410)

		(508,882)

Metals & Mining — (0.8)%
Allegheny Technologies, Inc.	3,400	(118,218)
Horsehead Holding Corp.*	3,400	(53,822)

		(172,040)

Multiline Retail — (0.2)%
Tuesday Morning Corp.*	2,000	(43,400)

Oil, Gas & Consumable Fuels — (2.8)%
Antero Resources Corp*	2,600	(105,508)
Golar Lng Ltd. (Bermuda)	4,100	(149,527)
Parsley Energy, Inc. (Class A Stock)*	700	(11,172)
PDC Energy, Inc.*	1,600	(66,032)
Penn Virginia Corp.*	6,100	(40,748)
Scorpio Tankers, Inc. (Monaco)	2,800	(24,332)
Stone Energy Corp.*	2,000	(33,760)
W&T Offshore, Inc.	3,000	(22,020)
Westmoreland Coal Co.*	500	(16,605)
Williams Cos., Inc. (The)	3,400	(152,796)

		(622,500)

Paper & Forest Products — (0.4)%
Louisiana-Pacific Corp.*	6,200	(102,672)

Personal Products — (0.1)%
IGI Laboratories, Inc.*	2,000	(17,600)

Pharmaceuticals — (0.2)%
Aerie Pharmaceuticals, Inc.*	800	(23,352)
Pernix Therapeutics Holdings, Inc.*	1,600	(15,024)

		(38,376)

Professional Services — (0.8)%
Advisory Board Co. (The)*	2,000	(97,960)
WageWorks, Inc.*	1,400	(90,398)

		(188,358)

Real Estate Investment Trusts (REITs) — (1.0)%
Plum Creek Timber Co., Inc.	4,600	(196,834)
Washington Real Estate Investment Trust	900	(24,894)

		(221,728)

Semiconductors & Semiconductor Equipment — (2.9)%
Applied Micro Circuits Corp.*	10,800	(70,416)
Exar Corp.*	8,800	(89,760)
Freescale Semiconductor Ltd.*	4,400	(111,012)

Nanometrics, Inc.*	500	(8,410)
SunEdison, Inc.*	12,100	(236,071)
Ultratech, Inc.*	3,900	(72,384)
Veeco Instruments, Inc.*	1,800	(62,784)

		(650,837)

Software — (3.3)%
ACI Worldwide, Inc.*	1,800	(36,306)
Cadence Design Systems, Inc.*	12,100	(229,537)
Comverse, Inc.*	600	(11,268)
Ellie Mae, Inc.*	1,300	(52,416)
NetSuite, Inc.*	1,600	(174,672)
PROS Holdings, Inc.*	400	(10,992)
Rally Software Development Corp.*	6,200	(70,494)
Rosetta Stone, Inc.*	6,700	(65,392)
Silver Spring Networks, Inc.*	8,300	(69,969)
Tangoe, Inc.*	900	(11,727)

		(732,773)

Specialty Retail — (2.4)%
Advance Auto Parts, Inc.	800	(127,424)
Cabela’s, Inc.*	1,700	(89,607)
Lumber Liquidators Holdings, Inc.*	800	(53,048)
Men’s Wearhouse, Inc. (The)	2,100	(92,715)
Monro Muffler Brake, Inc.	700	(40,460)
Pep Boys-Manny Moe & Jack (The)*	3,700	(36,334)
Restoration Hardware Holdings, Inc.*	1,100	(105,611)

		(545,199)

Technology Hardware, Storage & Peripherals — (0.6)%
Silicon Graphics International Corp.*	11,200	(127,456)

Textiles, Apparel & Luxury Goods — (1.9)%
Hanesbrands, Inc.	1,990	(222,124)
Under Armour, Inc. (Class A Stock)*	2,900	(196,910)

		(419,034)

Trading Companies & Distributors — (1.3)%
Fastenal Co.	4,400	(209,264)
TAL International Group, Inc.*	2,200	(95,854)

		(305,118)

TOTAL SECURITIES SOLD SHORT (proceeds received $11,266,416)		(11,348,346)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 57.2% (cost $11,514,928)		12,875,626
Other assets in excess of liabilities — 42.8%		9,623,012

NET ASSETS — 100.0%		$22,498,638

*	Non-income producing security.
(a)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $5,316,458.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The aggregate value of securities sold short is $11,348,346. Deposit with Barclays Capital Group, combined with securities segregated as collateral in an amount of $14,971,928, exceeds the value of securities sold short as of December 31, 2014. Securities sold short are subject to contractual netting arrangements.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$22,781,344

Appreciation	2,222,090
Depreciation	(779,462)

Net Unrealized Appreciation	$1,442,628

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Long Positions
Aerospace & Defense	$400,002	$—	$—
Air Freight & Logistics	263,963	—	—
Airlines	519,205	—	—
Auto Components	503,719	—	—
Automobiles	94,979	—	—
Banks	448,838	—	—
Beverages	576,279	—	—
Biotechnology	1,155,721	—	—
Building Products	312,508	—	—
Capital Markets	304,402	—	—
Chemicals	700,030	—	—
Commercial Services & Supplies	188,290	—	—
Communications Equipment	1,006,616	—	—
Construction & Engineering	93,688	—	—
Construction Materials	43,716	—	—
Consumer Finance	111,192	—	—
Diversified Telecommunication Services	169,385	—	—
Electric Utilities	247,044	—	—
Electrical Equipment	222,565	—	—
Electronic Equipment, Instruments & Components	337,749	—	—
Energy Equipment & Services	186,642	—	—
Food & Staples Retailing	132,834	—	—
Food Products	410,697	—	—
Gas Utilities	211,566	—	—
Health Care Equipment & Supplies	568,484	—	—
Health Care Providers & Services	709,238	—	—
Health Care Technology	75,544	—	—
Hotels, Restaurants & Leisure	553,705	—	—
Household Durables	140,666	—	—
Independent Power & Renewable Electricity Producers	74,250	—	—
Industrial Conglomerates	375,066	—	—
Insurance	215,572	—	—
Internet Software & Services	884,805	—	—
IT Services	245,165	—	—
Leisure Products	231,397	—	—
Life Sciences Tools & Services	120,916	—	—
Machinery	603,284	—	—
Media	418,814	—	—
Metals & Mining	107,486	—	—
Multiline Retail	99,536	—	—
Multi-Utilities	120,089	—	—
Oil, Gas & Consumable Fuels	1,408,931	—	—
Paper & Forest Products	18,081	—	—

	Level 1	Level 2	Level 3
Pharmaceuticals	939,362	—	—
Professional Services	123,565	—	—
Real Estate Investment Trusts (REITs)	724,308	—	—
Real Estate Management & Development	398,896	—	—
Road & Rail	343,816	—	—
Semiconductors & Semiconductor Equipment	1,340,389	—	—
Software	921,885	—	—
Specialty Retail	1,026,066	—	—
Technology Hardware, Storage & Peripherals	665,373	—	—
Textiles, Apparel & Luxury Goods	342,176	—	—
Tobacco	97,740	—	—
Trading Companies & Distributors	51,005	—	—
Affiliated Money Market Mutual Fund	1,536,736	—	—
U.S. Treasury Obligation	—	99,996	—
Securities Sold Short
Common Stocks
Aerospace & Defense	(113,937)	—	—
Air Freight & Logistics	(216,628)	—	—
Auto Components	(21,763)	—	—
Automobiles	(6,672)	—	—
Banks	(197,996)	—	—
Biotechnology	(396,656)	—	—
Building Products	(132,646)	—	—
Capital Markets	(122,618)	—	—
Chemicals	(388,284)	—	—
Commercial Services & Supplies	(345,032)	—	—
Communications Equipment	(367,756)	—	—
Construction & Engineering	(106,456)	—	—
Diversified Consumer Services	(219,608)	—	—
Diversified Telecommunication Services	(11,132)	—	—
Electric Utilities	(138,177)	—	—
Electrical Equipment	(28,799)	—	—
Electronic Equipment, Instruments & Components	(202,993)	—	—
Energy Equipment & Services	(113,759)	—	—
Food & Staples Retailing	(11,520)	—	—
Food Products	(621,289)	—	—
Gas Utilities	(109,780)	—	—
Health Care Equipment & Supplies	(543,503)	—	—
Health Care Providers & Services	(321,878)	—	—
Health Care Technology	(212,317)	—	—
Hotels, Restaurants & Leisure	(19,740)	—	—
Household Durables	(22,960)	—	—
Independent Power & Renewable Electricity Producers	(32,058)	—	—
Insurance	(242,108)	—	—
Internet Software & Services	(648,412)	—	—
IT Services	(235,373)	—	—
Leisure Products	(25,410)	—	—
Life Sciences Tools & Services	(61,640)	—	—
Machinery	(413,473)	—	—
Media	(508,882)	—	—
Metals & Mining	(172,040)	—	—
Multiline Retail	(43,400)	—	—
Oil, Gas & Consumable Fuels	(622,500)	—	—
Paper & Forest Products	(102,672)	—	—
Personal Products	(17,600)	—	—
Pharmaceuticals	(38,376)	—	—
Professional Services	(188,358)	—	—
Real Estate Investment Trusts (REITs)	(221,728)	—	—
Semiconductors & Semiconductor Equipment	(650,837)	—	—
Software	(732,773)	—	—
Specialty Retail	(545,199)	—	—
Technology Hardware, Storage & Peripherals	(127,456)	—	—

	Level 1	Level 2	Level 3
Textiles, Apparel & Luxury Goods	(419,034)	—	—
Trading Companies & Distributors	(305,118)	—	—

Total	$12,775,630	$99,996	$—

Prudential Short Duration Muni High Income Fund

Schedule of Investments

as of December 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.0%
Arizona — 3.0%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B	0.967	%(a)	01/01/37	1,500	$1,351,665
Industrial Development Authority of the City of Phoenix, Revenue	3.750%		07/01/24	500	506,390
Salt Verde Financial Corp., Revenue	5.250%		12/01/21	40	46,562

					1,904,617

Arkansas — 0.7%
Arkansas Development Finance Authority, Revenue, Series B, Rfdg	5.000%		02/01/22	380	430,707

California — 8.1%
California Statewide Communities Development Authority, Revenue, St. Joseph, AGM	4.500%		07/01/18	645	684,409
City of Fontana Sierra Hills, Specialty Tax, Rfdg	4.000%		09/01/19	385	420,089
City of Fresno Airport, Revenue, Series B, AMT, Rfdg	5.000%		07/01/23	250	289,100
City of La Verne Brethren Hillcrest Homes, Revenue, Certificate of Participation	4.000%		05/15/18	225	240,408
Golden State Tobacco Securitization Corp., Revenue, Asset-Backed, Series A-1, Rfdg	4.500%		06/01/27	1,770	1,673,128
Jurupa Public Financing Authority, Revenue, Specialty Tax, Series A, Rfdg	5.000%		09/01/20	300	347,625
Long Beach Bond Finance Authority, Natural Gas, Revenue, LIBOR Index, Series B	1.606	%(a)	11/15/27	700	653,912
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series A	5.000%		11/15/17	150	163,653
Los Angeles County Regional Financing Authority, California Mortgage Insurance, Revenue, Montecedro, Inc., Series B-1	3.000%		11/15/21	200	203,218
San Jose Redevelopment Agency, Tax Allocation, Series C, Rfdg	3.750%		08/01/28	80	80,390
Southern California Public Power Authority Natural Gas Project, Revenue, LIBOR Project No.1, Series A	1.626	%(a)	11/01/38	500	439,570

					5,195,502

Colorado — 2.2%
Colorado Educational & Cultural Facilities Authority, Revenue, Rfdg	4.000%		11/01/24	540	546,999
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%		01/01/20	695	742,767
Colorado Health Facilities Authority, Revenue, Catholic Health Initiatives, Series A, Rfdg	5.000%		07/01/19	100	115,505

					1,405,271

District of Columbia — 1.4%
District of Columbia Friendship Public Charter School, Revenue	3.550%		06/01/22	795	823,063
District of Columbia Friendship Public Charter School, Revenue, Manifold Capital Corp.	5.000%		06/01/26	100	101,747

					924,810

Florida — 6.3%
Greater Orlando Aviation Authority, Revenue, AMT, Rfdg	5.000%		11/15/26	500	515,140
Martin County Industrial Development Authority, Revenue, AMT, Rfdg	3.950%		12/15/21	250	260,395
Miami Beach Health Facilities Authority, Revenue, Mt. Sinai Medical Center, Rfdg	5.000%		11/15/21	400	462,196

Palm Beach County Health Facilities Authority, Revenue, Rfdg	5.000%	12/01/23	500	575,110
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Rfdg	6.000%	06/01/21	790	863,193
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750%	06/01/24	250	285,990
Village Community Development District No. 6, Special Assessment, Rfdg	3.000%	05/01/20	50	49,175
Village Community Development District No.10, Special Assessment	4.500%	05/01/23	250	271,595
Village Community Development District No.11, Special Assessment	3.250%	05/01/19	750	752,085

				4,034,879

Georgia — 1.5%
Coffee County Hospital Authority/Coffee Regional Medical Center, Revenue, Series PJ, Rfdg	5.000%	12/01/15	250	250,560
Municipal Electric Authority of Georgia, Revenue, Unrefunded Balances, Series Z, Rfdg	5.500%	01/01/20	120	128,143
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000%	04/01/22	500	572,595

				951,298

Guam — 0.7%
Guam Government Waterworks Authority, Revenue, Series A, Rfdg	5.000%	07/01/20	400	450,768

Hawaii — 1.2%
State of Hawaii Department of Budget & Finance, Revenue, Electric Co., & Subsidiaries, Series A, AMT, FGIC, Rfdg	4.800%	01/01/25	750	752,198

Illinois — 7.5%
Chicago Board of Education, Dedicated Revenues, Series B, GO, AMBAC, Rfdg	5.000%	12/01/18	100	109,654
Chicago Board of Education, Series D, GO, AGM, Rfdg	4.000%	12/01/16	200	210,444
Chicago Board of Education, Series A, GO, NATL, Rfdg	5.000%	12/01/18	160	176,456
City of Chicago, Project & Rfdg, Series A, GO, AMBAC	5.000%	01/01/20	270	282,982
City of Chicago Waterworks, Revenue, Rfdg	4.000%	11/01/19	200	219,494
Illinois Finance Authority, Revenue, Advocate Healthcare, Series A-2, Rfdg (Mandatory Put Date 02/12/20)	5.000%	11/01/30	350	405,391
Illinois Finance Authority, Revenue, Institue of Technology, Series A, Rfdg	5.000%	04/01/31	500	500,920
Illinois Finance Authority, Revenue, Resurrection Health, Series B, AGM, Rfdg	4.500%	05/15/20	200	210,778
Illinois Finance Authority, Revenue, Silver Cross Hospital, Rfdg	6.000%	08/15/23	600	669,798
Illinois Finance Authority, Revenue, Student Housing, Series B, Rfdg	5.000%	05/01/25	200	208,036
Railsplitter Tobacco Settlement Authority, Revenue	6.000%	06/01/28	400	470,836
Railsplitter Tobacco Settlement Authority, Revenue, Series 15	5.375%	06/01/21	330	391,713
State of Illinois, GO, Series A	5.000%	04/01/20	60	67,265
State of Illinois, GO, Series A, AGM	4.000%	09/01/22	150	155,043
State of Illinois, Revenue, GO, AGM, Rfdg	4.000%	01/01/20	500	538,705
State of Illinois, Revenue, GO, Rfdg	5.000%	02/01/20	210	234,830

				4,852,345

Indiana — 4.0%
Gary Chicago International Airport Authority, Revenue, AMT	5.000%	02/01/20	835	905,507

Indiana Finance Authority, Revenue, Major Hospitals	5.000%	10/01/24	250	281,553
Indiana Finance Authority, Revenue, Methodist Hospitals, Inc., Series A, Rfdg	5.000%	09/15/23	250	289,073
Indiana Finance Authority, Revenue, United States Steel Corp., Rfdg	6.000%	12/01/19	370	411,085
Indiana Finance Authority, Revenue, United States Steel Corp., Rfdg	6.000%	12/01/26	640	716,262

				2,603,480

Iowa — 2.1%
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.000%	12/01/19	860	912,193
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.500%	12/01/22	415	438,269

				1,350,462

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250%	06/01/20	500	577,715
Warren County Hospital Facility, Revenue, Series A, Rfdg	5.000%	08/01/21	150	161,483

				739,198

Louisiana — 1.3%
New Orleans Sewerage Service, Revenue, Rfdg	5.000%	06/01/19	400	454,072
New Orleans Sewerage Service, Revenue, Rfdg	5.000%	06/01/20	350	403,305

				857,377

Maryland — 1.0%
City of Westminster, Revenue, Project Carroll Lutheran Village, Rfdg	5.000%	07/01/18	400	432,404
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%	07/01/20	100	114,070
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%	07/01/21	100	113,489

				659,963

Michigan — 1.0%
Michigan Finance Authority, Revenue, Local Government Loan Program, Series B, Rfdg	4.000%	07/01/18	500	537,505
Michigan Finance Authority, Revenue, Series E	2.850%	08/20/15	125	125,350

				662,855

Minnesota — 1.1%
City of Hugo, Revenue, Charter School Noble Academy, Series A	4.000%	07/01/22	480	499,570
Shakopee Healthcare Facility, Revenue, Rfdg	5.000%	09/01/19	185	212,387

				711,957

Mississippi — 2.2%
County of Lowndes, Revenue, Weyerhaeuser Co. Project, Series A, Rfdg	6.800%	04/01/22	1,140	1,434,793

Missouri — 1.0%
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Rfdg	2.150%	02/01/19	500	502,980

Health & Educational Facilities Authority of the State of Missouri, Revenue, St. Louis College of Pharmacy Project, Rfdg	5.000%		05/01/19	125	139,554

					642,534

Nevada — 0.9%
Clark County Nevada Airport Department of Aviation, Fuel Tax, Series A, AMT, Rfdg	5.000%		07/01/21	500	578,965

New Hampshire — 0.8%
New Hampshire Business Finance Authority, Revenue, Casella Waste Systems Inc., AMT, (Mandatory Put Date 10/01/19)	4.000%		04/01/29	500	502,990

New Jersey — 9.3%
Casino Reinvestment Development Authority, Revenue, Rfdg	4.000%		11/01/19	500	530,715
New Jersey Economic Development Authority, Revenue, Lions Gate Project, Rfdg	3.625%		01/01/19	405	411,452
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, Rfdg	5.000%		09/01/18	330	369,455
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series NN, Rfdg	5.000%		03/01/19	150	167,799
New Jersey Economic Development Authority, Revenue, United Airlines, Series A, AMT	4.875%		09/15/19	780	821,036
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center	4.500%		07/01/20	100	108,904
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	5.000%		07/01/19	150	166,542
New Jersey Transportation Trust Fund Authority, Revenue, Series B, Rfdg	5.500%		12/15/21	175	208,530
Salem County Pollution Control Financing Authority, Revenue, Chambers Project, Series A, AMT, Rfdg	5.000%		12/01/23	1,000	1,127,590
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000%		11/01/21	350	398,580
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.500%		06/01/23	1,450	1,449,043
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.625%		06/01/26	250	231,322

					5,990,968

New Mexico — 0.4%
New Mexico Municipal Energy Acquisition Authority, Revenue, Series B, Rfdg (Mandatory Put Date 08/01/19)	0.855	%(a)	11/01/39	250	251,610

New York — 4.6%
Build NYC Resource Corp., Revenue, Pratt Paper Inc. Project, AMT, Rfdg, 144A	3.750%		01/01/20	1,000	1,013,620
New York City Industrial Development Agency Revenue, Jetblue Airways Corp. Project, AMT	5.125%		05/15/30	500	500,115
New York City Industrial Development Agency, Revenue, American Airlines Group, Series A, AMT	7.750%		08/01/31	350	382,879
New York State Environmental Facilities Corp., Revenue, Casella Waste Systems, Inc., AMT, (Mandatory Put Date 12/02/19)	3.750%		12/01/44	500	500,990
Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000%		12/01/20	500	575,585

					2,973,189

North Dakota — 0.8%
Burleigh County Healthcare St. Alexius, Revenue, Series A, Rfdg	4.000%	07/01/20	500	544,090

Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125%	06/01/24	750	632,122
County of Hamilton, Revenue, Christ Hospital Project	5.000%	06/01/20	400	456,872
County of Hamilton, Revenue, Christ Hospital Project	5.250%	06/01/23	100	117,463
County of Hamilton, Revenue, Christ Hospital Project	5.250%	06/01/24	100	117,217
Ohio State Water Development Authority, Revenue, First Energy Nuclear, Series B, Rfdg (Mandatory Put Date 06/03/19)	4.000%	12/01/33	785	838,066
Ohio State Water Development Authority, Revenue, First Energy, Series B, Rfdg (Manadatory Put Date 05/01/20)	3.625%	10/01/33	300	314,238

				2,475,978

Oklahoma — 0.5%
Oklahoma Development Finance Authority, Waste Management, Inc., Revenue, Solid Waste Disposable, Series A	2.375%	12/01/21	350	352,296

Oregon — 0.8%
Hospital Facilities Authority of Multnomah County Oregon, Revenue, Water Front, Series A, Rfdg	5.000%	10/01/19	500	537,520

Pennsylvania — 5.0%
Allegheny County Industrial Development Authority, Revenue, United States Steel Corp., Rfdg	5.500%	11/01/16	125	131,015
Allegheny County Industrial Development Authority, Revenue, United States Steel Corp., Rfdg	6.750%	11/01/24	385	436,875
Beaver County Industrial Development Authority, Revenue, First Energy, Series B, Rfdg (Mandatory Put Date 06/01/20)	3.500%	12/01/35	500	515,360
Chester County Industrial Development Authority, Revenue, Renaissance Academy Christian School, Rfdg	3.750%	10/01/24	550	555,357
Pennsylvania Economic Development Financing Authority, Revenue, Colver Project, Series F, AMBAC, AMT, Rfdg	4.625%	12/01/18	100	102,307
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series A, Rfdg	5.500%	07/01/30	750	771,300
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	5.500%	07/01/26	340	358,142
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	6.250%	07/01/23	300	320,997

				3,191,353

Puerto Rico — 4.8%
Puerto Rico Commonwealth Government Development Bank, Revenue, Series C, AMT, Rfdg	5.250%	01/01/15	1,200	1,200,000
Puerto Rico Commonwealth, Revenue, GO, AGM	5.250%	07/01/17	40	41,014
Puerto Rico Commonwealth, Revenue, Series A, GO, AGM, Rfdg	5.000%	07/01/16	200	205,824
Puerto Rico Highways & Transportation Authority, Revenue, Unrefunded, Series X, Rfdg	5.500%	07/01/15	450	437,679
Puerto Rico Municipal Finance Agency, Revenue, Assurance North America, Inc., Series B, AGM, Rfdg	4.100%	07/01/15	175	175,086
Puerto Rico Municipal Finance Agency, Revenue, Series A, AGM	4.000%	08/01/15	50	50,027

Puerto Rico Municipal Finance Agency, Revenue, Series A, AGM	5.000%		08/01/18	210	211,434
Puerto Rico Municipal Finance Agency, Revenue, Series B, AGM, Rfdg	5.250%		07/01/16	500	507,190
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%		08/01/17	100	102,418
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%		08/01/18	105	108,453
Puerto Rico Public Buildings Authority, Revenue, FGIC, Series H, Rfdg	5.250%		07/01/15	45	44,214

					3,083,339

Tennessee — 1.6%
Tennessee Energy Acquisition Corp., Revenue, Series A	5.250%		09/01/20	640	733,926
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000%		02/01/20	270	302,589

					1,036,515

Texas — 7.5%
Austin Convention Enterprises, Inc., Revenue, XLCA, First Tier, Series A, Rfdg	5.250%		01/01/24	105	108,777
Central Texas Regional Mobility Authority, Revenue, Rfdg	5.000%		01/01/21	180	201,152
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000%		08/15/17	200	218,092
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	3.750%		08/15/22	500	533,095
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.500%		08/15/31	410	459,622
Clifton Higher Education Finance Corp., Revenue, Uplift Education, Series A, Rfdg	3.375%		12/01/24	500	493,555
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	4.000%		09/01/20	200	216,854
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%		09/01/22	150	166,928
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%		09/01/23	150	166,097
Houston Airport System United Airlines, Inc., Revenue, Series E, AMT, Rfdg	4.500%		07/01/20	500	531,505
New Hope Cultural Education Facilities Corp., Revenue, Series A	4.250%		04/01/22	100	107,345
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000%		10/01/29	600	664,362
Texas Municipal Gas Acquisition & Supply Corp I, Revenue, Series A	5.250%		12/15/21	180	208,445
Texas Municipal Gas Acquisition & Supply Corp I, Revenue, Series D	6.250%		12/15/26	215	267,578
Texas Municipal Gas Acquisition & Supply Corp II, Revenue	1.031	%(a)	09/15/27	500	474,520

					4,817,927

Virgin Islands — 1.8%
Virgin Islands Public Finance Authority, Revenue, Matching Fund, Series A-1	4.300%		10/01/19	300	325,782
Virgin Islands Public Finance Authority, Revenue, Matching Fund, Series B, Rfdg	5.000%		10/01/19	250	279,302
Virgin Islands Public Finance Authority, Revenue, Series A	5.000%		10/01/24	500	573,490

					1,178,574

Virginia — 0.1%
Virginia Small Business Financing Authority, Revenue, Express Lanes, AMT	4.250%	07/01/22	50	53,891

Washington — 2.8%
Skagit County Public Hospital District No. 1, Revenue	5.750%	12/01/28	310	338,164
Skagit County Public Hospital District No. 1, Revenue, Series A, Rfdg	5.000%	12/01/22	775	874,835
Skagit County Public Hospital District No. 1, Revenue, Series A, Rfdg	5.000%	12/01/23	190	215,684
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000%	07/01/20	300	349,632

				1,778,315

Wisconsin — 0.9%
Public Finance Authority Senior Living, Temps Villa Project, Series B-3	3.750%	11/15/19	570	577,667

TOTAL INVESTMENTS — 94.0% (cost $59,981,290)(b)				60,490,201
Other assets in excess of liabilities(c) — 6.0%				3,850,899

NET ASSETS — 100.0%				$64,341,100

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
Rfdg	Refunding
XLCA	XL Capital Assurance

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2014.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$59,981,290

Appreciation	582,692
Depreciation	(73,781)

Net Unrealized Appreciation	$508,911

The book basis may differ from tax basis due to certain tax-related adjustments

(c)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at December 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2014	Unrealized Depreciation(1)(2)
	Short Position:
12	10 Year U.S. Treasury Notes	Mar. 2015	$1,515,852	$1,521,563	$(5,711)

(1)	Cash of $20,000 has been segregated with Citigroup Global Markets, Inc., to cover requirement for open futures contracts as of December 31, 2014.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of December 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$60,490,201	$—
Other Financial Instruments*
Futures Contracts	(5,711)	—	—

Total	$(5,711)	$60,490,201	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Prudential US Real Estate Fund

Schedule of Investments

as of December 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS
Diversified REITs — 10.2%
Duke Realty Corp.	51,836	$1,047,087
Empire State Realty Trust, Inc. (Class A Stock)	46,875	824,063
First Potomac Realty Trust	53,611	662,632
Lexington Realty Trust	55,746	612,091
Spirit Realty Capital, Inc.	56,526	672,094
Store Capital Corp.	20,787	449,207

		4,267,174

Health Care Facilities — 1.0%
Brookdale Senior Living, Inc.*	11,642	426,912

Health Care REITs — 11.3%
HCP, Inc.	8,787	386,892
Health Care REIT, Inc.	24,508	1,854,520
Healthcare Trust of America, Inc. (Class A Stock)	21,280	573,283
Physicians Realty Trust	39,416	654,306
Sabra Health Care REIT, Inc.	14,267	433,289
Ventas, Inc.	11,193	802,538

		4,704,828

Hotel & Resort REITs — 9.5%
Chatham Lodging Trust	16,061	465,287
Chesapeake Lodging Trust	21,169	787,699
Hersha Hospitality Trust	79,936	561,950
Host Hotels & Resorts, Inc.	16,140	383,648
RLJ Lodging Trust	17,570	589,122
Strategic Hotels & Resorts, Inc.*	58,797	777,884
Sunstone Hotel Investors, Inc.	25,061	413,757

		3,979,347

Hotels, Resorts & Cruise Lines — 2.7%
Hilton Worldwide Holdings, Inc.*	24,992	652,041
Morgans Hotel Group Co.*	3,699	29,000
Starwood Hotels & Resorts Worldwide, Inc.	5,308	430,320

		1,111,361

Industrial REITs — 4.0%
First Industrial Realty Trust, Inc.	36,371	747,787
Prologis, Inc.	21,494	924,887

		1,672,674

Office REITs — 15.5%
Alexandria Real Estate Equities, Inc.	8,012	710,985
Boston Properties, Inc.	11,647	1,498,853
Brookfield Canada Office Properties (Canada)	10,161	235,790
Columbia Property Trust, Inc.	31,313	793,785
Hudson Pacific Properties, Inc.	17,219	517,603
Kilroy Realty Corp.	11,163	771,028
Mack-Cali Realty Corp.	7,972	151,946
Piedmont Office Realty Trust, Inc. (Class A Stock)	27,070	509,999
SL Green Realty Corp.	4,369	519,998
Vornado Realty Trust	6,244	734,981

		6,444,968

Residential REITs — 14.5%
American Campus Communities, Inc.	16,195	669,825
Apartment Investment & Management Co. (Class A Stock)	14,029	521,177
AvalonBay Communities, Inc.	7,333	1,198,139
Camden Property Trust	18,896	1,395,281

Post Properties, Inc.	19,417	1,141,137
UDR, Inc.	36,006	1,109,705

		6,035,264

Retail REITs — 23.2%
Cedar Realty Trust, Inc.	47,513	348,745
DDR Corp.	32,718	600,702
Equity One, Inc.	20,063	508,798
Excel Trust, Inc.	16,649	222,930
General Growth Properties, Inc.	44,243	1,244,556
Macerich Co. (The)	10,085	841,190
Regency Centers Corp.	13,882	885,394
Simon Property Group, Inc.	21,747	3,960,346
Slate Retail Reit (Canada)	11,259	117,261
Taubman Centers, Inc.	12,523	957,008

		9,686,930

Specialized REITs — 5.0%
Public Storage	8,628	1,594,886
Sovran Self Storage, Inc.	5,663	493,927

		2,088,813

TOTAL LONG-TERM INVESTMENTS (cost $32,176,439)		40,418,271

SHORT-TERM INVESTMENT — 4.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,959,420)(a)	1,959,420	1,959,420

TOTAL INVESTMENTS — 101.6% (cost $34,135,859)(b)		42,377,691
Liabilities in excess of other assets — (1.6)%		(656,373)

NET ASSETS — 100.0%		$41,721,318

The following abbreviation is used in the portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$34,463,056

Appreciation	7,961,169
Depreciation	(46,534)

Net Unrealized Appreciation	$7,914,635

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$4,267,174	$—	$—
Health Care Facilities	426,912	—	—
Health Care REITs	4,704,828	—	—
Hotel & Resort REITs	3,979,347	—	—
Hotels, Resorts & Cruise Lines	1,111,361	—	—
Industrial REITs	1,672,674	—	—
Office REITs	6,444,968	—	—
Residential REITs	6,035,264	—	—
Retail REITs	9,686,930	—	—
Specialized REITs	2,088,813	—	—
Affiliated Money Market Mutual Fund	1,959,420	—	—

Total	$42,377,691	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event there is no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date February 19, 2015

*	Print the name and title of each signing officer under his or her signature.